MARKETABLE SECURITIES (Schedule of gross unrealized losses and fair values on investments) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Securities, fair value, less than 12 months	$ 28,875	$ 0
Available-for-Sale Securities, gross unrealized losses, less than 12 months	16	0
Available-for-Sale Securities, fair value, greater than 12 months	0	0
Available-for-Sale Securities, gross unrealized losses, greater than 12 months	$ 0	$ 0